Lincoln Financial Group 150 N. Radnor Chester Rd. Radnor, PA 19087

Phone: 484-583-8711

Email: sam.goldstein@lfg.com

VIA EDGAR

January 6, 2015

Alberto Zapata, Esq.

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	157
	Funds:	LVIP BlackRock U.S. Opportunities RPM Fund
LVIP ClearBridge Large Cap RPM Fund
LVIP Dimensional Core 2 Fund
LVIP Dimensional International Core Fund
LVIP Managed Risk Profile U.S. Allocation Fund
(the “New Funds”)
LVIP Delaware Growth & Income Fund (to be renamed “LVIP Dimensional Core 1 Fund”)
LVIP Dimensional U.S. Equity RPM Fund (to be renamed “LVIP Dimensional Core 2 RPM Fund”)
LVIP Dimensional Non-U.S. Equity RPM Fund (to be renamed “LVIP Dimensional International Core RPM Fund”)
LVIP Columbia Small-Mid Cap Growth RPM Fund (to be renamed “LVIP Ivy Mid Cap Growth RPM Fund”)
(with the New Funds, the “Funds”)

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 157 (the “Amendment”) to the Registration Statement on Form N-1A of the above-referenced registrant (the “Registrant”). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed to change the names and investment strategy disclosure of four existing Funds of the Trust and to establish the five New Funds as new series of the Trust.

Three of the five New Funds will be sub-advised, including the LVIP BlackRock U.S. Opportunities RPM Fund, which will also have a risk management overlay strategy similar to existing “RPM” sub-advised funds within the Trust. The LVIP ClearBridge Large Cap RPM Fund will be a fund of funds with multiple underlying funds and a risk management overlay strategy similar to existing “RPM” funds-of-funds within the Trust. The LVIP Managed Risk Profile U.S. Allocation Fund will be a fund of funds with multiple underlying funds and a risk management overlay strategy similar to existing “Managed Risk Profile” funds-of-funds within the Trust.

Your consideration of this filing is much appreciated. Please contact me at the number indicated above with your comments.

Very truly yours,

/s/ Samuel K. Goldstein
Samuel K. Goldstein, Esq.
Senior Counsel – Funds Management

Enclosures

cc: Jill R. Whitelaw, Esq.